Note 15 - Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Financial Assets and Financial Liabilities [Abstract]
Summary of Sensitivity Analysis Impact on Income Before Income Taxes

The sensitivity analysis below shows the impact on income before income taxes from a 5% strengthening in the closing exchange rate of foreign currencies relative to the U.S. dollar. The currencies listed are those to which Opera had the most significant exposure as of year-end. The sensitivity associated with a 5% weakening of a particular currency would be opposite of equal magnitude. The sensitivity analysis assumes that each currency moves in isolation (in thousands):

	As of December 31,
Currency	2023	2024
Chinese renminbi	$795	$823
Euro	$(220)	$(589)
Kenyan shilling	$(229)	$(113)
Nigerian Naira	$25	$(182)
Norwegian krone	$157	$189
Polish zloty	$336	$256
Singapore dollar	$(254)	$95
Swedish krona	$227	$170

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments	The table below summarizes the maturity profile of Opera’s financial liabilities based on contractual undiscounted payments due (in thousands):

As of December 31, 2023:	In the first year	In the second and third years	After the third year	Total
Non-current:
Lease liabilities	$—	$4,734	$2,374	$7,109
Other non-current liabilities	—	—	94	94
Current:
Trade and other payables	52,247	—	—	52,247
Lease liabilities	4,024	—	—	4,024
Other current liabilities	13,285	—	—	13,285
Total financial liabilities, including interest	$69,556	$4,734	$2,468	$76,758

As of December 31, 2024:	In the first year	In the second and third years	After the third year	Total
Non-current:
Lease liabilities	$—	$4,657	$1,349	$6,006
Other non-current liabilities	—	—	71	71
Current:
Trade and other payables	75,285	—	—	75,285
Lease liabilities	4,363	—	—	4,363
Other current liabilities	13,222	—	—	13,222
Total financial liabilities, including interest	$92,869	$4,657	$1,420	$98,946

Summary of Changes in Liabilities Arising from Financing Activities

The table below shows the changes in liabilities arising from financing activities (in thousands):

	Non-current lease liabilities	Current lease liabilities	Current interest-bearing loans	Other current loans	Total
As of January 1, 2023	$4,723	$2,840	$146	$126	$7,836
Net cash flow	(1,647)	(2,260)	(146)	(15)	(4,068)
New, modified and terminated leases	3,310	2,915	—	—	6,225
Interest expense	243	113	—	—	356
Foreign exchange (gain) loss	146	50	—	—	196
As of December 31, 2023	6,776	3,659	—	111	10,545
Net cash flow	(3,073)	(1,627)	—	—	(4,699)
New, modified and terminated leases	2,007	1,927	—	—	3,934
Interest expense	303	216	—	—	518
Foreign exchange (gain) loss	(382)	(219)	—	—	(601)
Other changes	—	—	—	(111)	(111)
As of December 31, 2024	$5,631	$3,955	$—	$—	$9,586